Intangible assets, net (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Intangible assets, net [Abstract]
Goodwill	₩ 4,690,049	₩ 3,903,518	₩ 3,901,260
Software	129,235	102,393
Development cost	144,100	82,536
Other	595,330	231,687
Intangible assets, net	₩ 5,558,714	₩ 4,320,134	₩ 4,273,321